Right-of-Use Asset/Lease Liability - Schedule of Right-of-Use Asset and Lease Liability (Details) - Property, Plant and Equipment [Member] - MYR (RM)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024

Right-of-use asset, Ending balance	RM 134,954
Net carrying amount	72,668	RM 134,954
Lease liability, Beginning balance	138,899
Net carrying amount	75,727	138,899
Represented by:
Current liabilities	75,727	127,945
Non-current liabilities		10,954
Total liabilities	75,727	138,899
As of July 1	138,899	260,592
Cash flows	(66,000)	(132,000)
Interest expense of lease liability	2,828	10,307
As of December 31/June 30	75,727	138,899
Lease Liability [Member]

Lease liability, Beginning balance	138,899	260,592
Interest charged	2,828	10,307
Lease liability, Ending balance	141,727	270,899
- principal	(63,172)	(121,693)
- interest	(2,828)	(10,307)
Total payments	(66,000)	(132,000)
Net carrying amount	75,727	138,899
Represented by:
Total liabilities	75,727	138,899
Cost [Member] | Right-of-Use Asset [Member]

Right-of-use asset, Ending balance	503,272	503,272
Net carrying amount		503,272
Accumulated Depreciation [Member] | Right-of-Use Asset [Member]

Accumulated depreciation, Beginning balance	(368,318)	(243,746)
Represented by:
Charge for the year	(62,286)	(124,572)
Accumulated depreciation, Ending balance	RM (430,604)	RM (368,318)